LEASE LIABILITIES	12 Months Ended
Dec. 31, 2020
LEASE LIABILITIES
LEASE LIABILITIES	28. LEASE LIABILITIES

	December 31,
	2019	2020
	RMB	RMB
Lease liabilities
Current	15,198	15,292
Non-current	177,674	172,306
	192,872	187,598